Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Buildings [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	40 years
Minimum [Member] | Equipment [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	3 years
Maximum [Member] | Equipment [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	15 years